PARNASSUS CORE EQUITY FUND

Portfolio of Investments as of March 31, 2022 (unaudited)

Equities	Shares	Market Value ($)
Biotechnology (1.5%)
Gilead Sciences Inc.	7,542,335	448,391,816

Capital Markets (11.5%)
CME Group Inc., Class A	5,062,381	1,204,137,945
Intercontinental Exchange Inc.	3,300,866	436,110,416
S&P Global Inc.	2,597,371	1,065,389,637
The Charles Schwab Corp.	9,497,745	800,754,881

		3,506,392,879

Chemicals (4.1%)
Linde plc	2,474,530	790,439,118
The Sherwin Williams Co.	1,862,242	464,852,848

		1,255,291,966

Commercial Services & Supplies (2.1%)
Waste Management Inc.	3,971,331	629,455,963

Containers & Packaging (2.3%)
Ball Corp.	7,665,093	689,858,370

Diversified Telecommunication Services (1.5%)
Verizon Communications Inc.	8,702,221	443,291,138

Equity Real Estate Investment Trusts (3.4%)
Alexandria Real Estate Equities Inc. [l]	2,100,486	422,722,807
American Tower Corp.	2,445,771	614,426,591

		1,037,149,398

Food & Staples Retailing (2.6%)
Costco Wholesale Corp. [l]	1,351,209	778,093,703

Food Products (1.8%)
Mondelez International Inc., Class A	8,770,197	550,592,968

Health Care Equipment & Supplies (5.5%)
Becton, Dickinson and Co.	4,010,763	1,066,862,958
Boston Scientific Corp. [q]	13,311,329	589,558,761

		1,656,421,719

Hotels Restaurants & Leisure (2.0%)
Booking Holdings Inc. [q]	254,802	598,389,757

Household Products (2.5%)
The Procter & Gamble Co.	5,039,444	770,027,043

Equities	Shares	Market Value ($)
Interactive Media & Services (6.4%)
Alphabet Inc., Class A [q]	690,980	1,921,857,223

IT Services (8.1%)
Fiserv Inc. [q]	12,672,877	1,285,029,728
Mastercard Inc., Class A	3,211,396	1,147,688,702

		2,432,718,430

Life Sciences Tools & Services (5.2%)
Danaher Corp.	3,800,882	1,114,912,717
Thermo Fisher Scientific Inc.	792,766	468,247,238

		1,583,159,955

Machinery (4.5%)
Deere & Co.	3,052,181	1,268,059,118
Pentair plc	1,836,813	99,573,633

		1,367,632,751

Media (2.8%)
Comcast Corp., Class A	18,231,231	853,586,235

Professional Services (3.1%)
CoStar Group Inc. [q]	4,756,075	316,802,156
Verisk Analytics Inc.	2,995,396	642,901,843

		959,703,999

Road & Rail (4.1%)
Canadian Pacific Railway Ltd. [l]	11,182,599	923,011,721
Union Pacific Corp.	1,113,083	304,105,406

		1,227,117,127

Semiconductors & Semiconductor Equipment (7.9%)
Applied Materials Inc.	5,328,395	702,282,461
Micron Technology Inc. [l]	5,654,866	440,457,513
NVIDIA Corp.	2,271,090	619,689,617
Texas Instruments Inc.	3,444,010	631,906,955

		2,394,336,546

Software (8.8%)
Adobe Inc. [q]	1,118,677	509,691,615
Microsoft Corp. [l]	6,840,934	2,109,128,362

		2,618,819,977

Specialty Retail (1.5%)
The Home Depot Inc.	1,531,970	458,564,580

Technology Hardware, Storage & Peripherals (3.1%)
Apple Inc.	5,327,965	930,315,969

Equities	Shares	Market Value ($)
Textiles, Apparel & Luxury Goods (1.4%)
Nike Inc., Class B	3,227,827	434,336,401

Wireless Telecommunication Services (2.0%)
T-Mobile US Inc. [q]	4,727,540	606,779,759

Total investment in equities (99.7%) (cost $22,349,930,304)		30,152,285,672

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) a
Citizens Trust Bank	0.05%	01/14/2023	250,000	241,795
Community Vision Capital & Consulting	0.50%	01/31/2023	250,000	237,466
Self-Help Federal Credit Union	0.40%	10/16/2022	250,000	244,575
Self-Help Federal Credit Union	0.40%	02/17/2023	1,000,000	964,712

				1,688,548
Certificates of Deposit Account Registry Service (0.0%) a
CDARS agreement with Beneficial State Bank, dated 03/17/2022 Participating depository institutions: Chambers Bank, par 238,500; Decatur County Bank, par 238,500; First Commerce Bank, par 46,000; First State Bank of Forsyth, par 24,529; Legacy Bank & Trust Company, par 238,500; Prime Alliance Bank, par 238,500; Texas National Bank of Jacksonville, par 238,500; The Tri-County Bank, par 38,740; United Bank, par 238,500; Waumandee State Bank, par 238,500; West Alabama Bank & Trust, par 221,231; (cost $1,923,297)	0.73%	03/16/2023	2,000,000	1,923,297

Community Development Loans (0.0%) a
BlueHub Loan Fund Inc.	1.00%	04/15/2022	100,000	99,770
BlueHub Loan Fund Inc.	1.00%	04/15/2022	900,000	897,929
New Hampshire Community Loan Fund Inc.	1.00%	07/31/2022	500,000	490,055
Root Capital Inc.	1.00%	02/01/2023	200,000	184,745
Vermont Community Loan Fund Inc.	0.75%	04/15/2022	100,000	99,770

				1,772,269

Time Deposits (0.5%)
BNP Paribas, Paris	0.15%	04/01/2022	33,423,290	33,423,290
National Australia Bank, London	0.15%	04/01/2022	97,052,485	97,052,485

				130,475,775

Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (0.0%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	0.15%			2,378,960

Total short-term securities (0.5%) (cost $138,238,849)				138,238,849

Total securities (100.2%) (cost $22,488,169,153)				30,290,524,521

Payable upon return of securities loaned (0.00%)				(2,378,960)

Other assets and liabilities (-0.2%)				(57,200,307)

Total net assets (100.0%)				30,230,945,254

l	This security, or partial position of this security, was on loan at March 31, 2022. The total value of the securities on loan at March 31, 2022 was $2,330,118.
q	This security is non-income producing.
a	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities has been classified as level 3.
plc	Public Limited Company